CONDENSED BALANCE SHEET (UNAUDITED) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 14,472,000	$ 15,645,000	$ 11,641,000
Trade receivables, net	34,223,000	34,804,000	26,432,000
Prepaid expenses and other current assets	1,966,000	1,174,000	1,582,000
Total Current Assets	50,661,000	51,623,000	39,655,000
NON-CURRENT ASSETS:
Long-term other deposit	317,000	348,000	333,000
Long-term restricted deposits	445,000	447,000	416,000
Property and equipment, net	3,298,000	2,325,000	1,901,000
Goodwill	4,555,000	4,555,000	4,555,000
Intangible assets, net	0	33,000	232,000
Deferred offering costs	3,269,000	0
Other non-current assets	607,000	127,000	86,000
Total non-current assets	12,491,000	7,835,000	7,523,000
Total Assets	63,152,000	59,458,000	47,178,000
Current liabilities
Trade payables	2,564,000	1,854,000	2,399,000
Employees and payroll accruals	6,861,000	6,506,000	4,591,000
Accrued expenses and other current liabilities	2,171,000	1,155,000	1,648,000
Current portion of long-term debt	0	1,527,000	0
Deferred offering cost accrual	2,406,000	0
Total Current Liabilities	14,002,000	11,042,000	8,638,000
NON-CURRENT LIABILITIES:
Long-term debt	6,000,000	7,506,000	0
Other non-current liabilities	2,854,000	3,144,000	1,214,000
Warrant Liabilities	3,690,000	499,000	413,000
Total non-current liabilities	12,544,000	11,149,000	1,627,000
Total Liabilities	26,546,000	22,191,000	10,265,000
COMMITMENTS AND CONTINGENT LIABILITIES
TEMPORARY EQUITY
Preferred stocks	139,990,000	86,997,000	79,700,000
Shareholders’ (Deficit) Equity
Common stock, value	14,000	12,000	12,000
Treasury stocks	(1,629,000)	(1,629,000)	(1,629,000)
Additional paid-in capital		0	3,048,000
Accumulated deficit	(101,769,000)	(48,113,000)	(44,218,000)
Total Shareholders’ (Deficit) Equity	(103,384,000)	(49,730,000)	(42,787,000)
Total Liabilities and Shareholders’ (Deficit) Equity	$ 63,152,000	$ 59,458,000	$ 47,178,000